UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

16 INDUSTRIAL BLVD., SUITE 201
PAOLI, PA 19301
(Address of principal executive offices) (Zip code)

JOE M. THOMSON
16 INDUSTRIAL BLVD., SUITE 201
PAOLI, PA 19301
 (Name and address of agent for service)

(610)-664-8100
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

Pacer Trendpilot 100 ETF
Schedule of Investments
July 31, 2015 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Accommodation and Food Services - 2.0%
Marriott International, Inc.	2,111	$153,280
Starbucks Corp.	11,522	667,469
		820,749
Administrative and Support and Waste Management and Remediation Services - 3.1%
Akamai Technologies, Inc. (a)	1,371	105,169
Paychex, Inc.	2,788	129,363
PayPal Holdings, Inc. (a)	9,211	356,466
Priceline Group, Inc. (a)	397	493,697
Stericycle, Inc. (a)	652	91,913
TripAdvisor, Inc. (a)	1,002	79,539
		1,256,147
Arts, Entertainment, and Recreation - 0.2%
Wynn Resorts Ltd.	778	80,313
Finance and Insurance - 0.2%
Verisk Analytics, Inc. (a)	1,299	101,465
Information - 32.7%
Adobe Systems, Inc. (a)	3,841	314,924
AT&T, Inc.	7,322	254,368
Autodesk, Inc. (a)	1,748	88,414
Automatic Data Processing, Inc.	3,606	287,651
CA, Inc.	3,377	98,389
Charter Communications, Inc. (a)	860	159,840
Check Point Software Technologies Ltd. (a)	1,387	112,028
Citrix Systems, Inc. (a)	1,231	93,076
Comcast Corp. - Class A	16,302	1,017,408
Comcast Corp. - Special Class A	2,928	182,531
Discovery Communications, Inc. - Class A (a)	1,145	37,808
Discovery Communications, Inc. - Class C (a)	2,105	63,781
DISH Network Corp. (a)	1,723	111,323
Electronic Arts, Inc. (a)	2,416	172,865
Facebook, Inc. (a)	17,269	1,623,459
Fiserv, Inc. (a)	1,818	157,911
Google, Inc. - Class A (a)	2,213	1,455,047
Google, Inc. - Class C (a)	2,630	1,645,354
Intuit, Inc.	2,116	223,809
JD.com, Inc. - ADR (a)	3,450	113,953
Liberty Global PLC - Class A (a)	1,936	101,562
Liberty Global PLC - Class C (a)	4,756	233,710
Liberty Global PLC LILAC - Class A (a)	95	4,062
Liberty Global PLC LILAC - Class C (a)	236	10,042
Liberty Interactive Corp. (a)	3,405	98,915
Liberty Media Corp. - Class A (a)	802	30,316
Liberty Media Corp. - Class C (a)	1,737	65,485
Liberty Ventures (a)	1,033	42,849
Microsoft Corp.	62,122	2,901,097
Netflix, Inc. (a)	3,258	372,422
SBA Communications Corp. (a)	993	119,875
Sirius XM Holdings, Inc. (a)	42,028	166,431
Symantec Corp.	5,228	118,885
Twenty First Century Fox, Inc. - Class A	9,667	333,415

Twenty First Century Fox, Inc. - Class B	6,132	205,545
Viacom, Inc.	2,661	151,677
VimpelCom Ltd. - ADR	13,490	77,972
Vodafone Group PLC - ADR	3,267	123,427
		13,371,626
Manufacturing - 41.6%
Activision Blizzard, Inc.	5,575	143,779
Alexion Pharmaceuticals, Inc. (a)	1,733	342,164
Altera Corp.	2,311	114,764
Analog Devices, Inc.	2,407	140,400
Apple, Inc.	44,241	5,366,433
Applied Materials, Inc.	9,458	164,191
Avago Technologies Ltd.	1,971	246,651
BioMarin Pharmaceutical, Inc. (a)	870	127,255
Broadcom Corp.	4,246	214,890
Celgene Corp. (a)	6,091	799,444
Cisco Systems, Inc.	39,057	1,110,000
Garmin Ltd.	1,470	61,608
Gilead Sciences, Inc.	11,285	1,330,050
Illumina, Inc. (a)	1,107	242,765
Intel Corp.	36,431	1,054,678
Intuitive Surgical, Inc. (a)	283	150,887
Keurig Green Mountain, Inc.	1,182	88,697
KLA-Tencor Corp.	1,227	65,092
Kraft Heinz Co.	9,310	739,866
Lam Research Corp.	1,215	93,397
Linear Technology Corp.	1,839	75,399
Mattel, Inc.	2,597	60,276
Micron Technology, Inc. (a)	8,305	153,726
Mondelez International, Inc.	12,491	563,719
Monster Beverage Corp. (a)	1,568	240,766
Mylan NV (a)	3,763	210,690
NetApp, Inc.	2,394	74,573
NVIDIA Corp.	4,131	82,414
NXP Semiconductors NV (a)	1,932	187,385
PACCAR, Inc.	2,724	176,624
QUALCOMM, Inc.	12,519	806,098
Regeneron Pharmaceuticals, Inc. (a)	777	430,194
SanDisk Corp.	1,596	96,223
Seagate Technology PLC	2,436	123,262
Tesla Motors, Inc. (a)	969	257,899
Texas Instruments, Inc.	7,989	399,290
Vertex Pharmaceuticals, Inc. (a)	1,872	252,720
Western Digital Corp.	1,772	152,498
Xilinx, Inc.	1,986	82,916
		17,023,683

Professional, Scientific, and Technical Services - 6.7%
Amgen, Inc.	5,839	1,031,109
Baidu, Inc. - ADR (a)	2,128	367,421
Biogen, Inc. (a)	1,807	576,036
Cerner Corp. (a)	2,642	189,484
Cognizant Technology Solutions Corp. (a)	4,689	295,876
Yahoo!, Inc. (a)	7,205	264,207
		2,724,133
Retail Trade - 11.5%
Amazon.com, Inc. (a)	3,576	1,917,272
Bed Bath & Beyond, Inc. (a)	1,315	85,777
Costco Wholesale Corp.	3,379	490,969
Dollar Tree, Inc. (a)	1,584	123,600
eBay, Inc. (a)	9,329	262,332
Express Scripts Holding Co. (a)	5,600	504,392
Fastenal Co.	2,258	94,520
Ross Stores, Inc.	3,176	168,836
Staples, Inc.	4,920	72,373
Tractor Supply Co.	1,048	96,961
Walgreens Boots Alliance, Inc.	8,376	809,373
Whole Foods Market, Inc.	2,751	100,136
		4,726,541
Transportation and Warehousing - 0.9%
American Airlines Group, Inc.	5,319	213,292
CH Robinson Worldwide, Inc.	1,119	78,498
Expeditors International of Washington, Inc.	1,468	68,805
		360,595
Wholesale Trade - 1.0%
Henry Schein, Inc. (a)	641	94,855
O'Reilly Automotive, Inc. (a)	775	186,240
Sigma-Aldrich Corp.	919	128,302
		409,397
TOTAL COMMON STOCKS (Cost $39,844,643)		40,874,649

SHORT TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.112% (b)	271,851	271,851
TOTAL SHORT TERM INVESTMENTS (Cost $271,851)		271,851
Total Investments (Cost $40,116,494) - 100.6%		41,146,500
Liabilities in Excess of Other Assets - (0.6)%		(252,410)
TOTAL NET ASSETS - 100.0%		$40,894,090

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of July 31, 2015.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:
Cost of investments	$40,116,494
Gross unrealized appreciation	1,784,435
Gross unrealized depreciation	(754,429)
Net unrealized appreciation	$1,030,006

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot 450 ETF
Schedule of Investments
July 31, 2015 (Unaudited)
	Shares	Value
CLOSED END FUNDS - 0.5%
American Capital Ltd. (a)	12,944	$169,696
Ares Capital Corp.	14,986	241,125
TOTAL CLOSED END FUNDS (Cost $422,350)		410,821

COMMON STOCKS - 88.1%
Accommodation and Food Services - 1.2%
Brinker International, Inc.	2,427	145,377
Buffalo Wild Wings, Inc. (a)	657	128,496
Choice Hotels International, Inc.	1,989	100,763
Cracker Barrel Old Country Store, Inc.	949	144,144
Domino's Pizza, Inc.	1,663	189,316
Dunkin' Brands Group, Inc.	276	14,874
Extended Stay America, Inc.	1,362	25,878
Jack in the Box, Inc.	1,517	144,115
Panera Bread Co. (a)	894	182,483
		1,075,446
Administrative and Support and Waste Management and Remediation Services - 3.0%
AECOM (a)	4,809	148,261
Clean Harbors, Inc. (a)	1,873	92,751
Dun & Bradstreet Corp.	1,346	167,940
FireEye, Inc. (a)	2,660	118,343
Gartner, Inc. (a)	3,666	324,698
ManpowerGroup, Inc.	3,224	291,708
Memorial Resource Development Corp. (a)	3,025	46,283
NorthStar Asset Management Group, Inc.	8,676	158,944
Premier, Inc. (a)	1,371	49,027
Robert Half International, Inc.	6,044	332,601
Rollins, Inc.	4,777	138,533
ServiceMaster Global Holdings, Inc. (a)	876	33,928
Sotheby's	2,879	120,429
Team Health Holdings, Inc. (a)	2,806	189,152
The ADT Corp.	7,583	261,841
Waste Connections, Inc.	4,907	245,988
		2,720,427
Arts, Entertainment, and Recreation - 0.9%
Global Payments, Inc.	2,587	289,977
Live Nation Entertainment, Inc. (a)	3,915	102,651
Madison Square Garden Co. (a)	2,553	212,920
Six Flags Entertainment Corp.	3,374	157,364
		762,912
Construction - 2.2%
DR Horton, Inc.	13,074	388,167
EMCOR Group, Inc.	2,407	115,127
Lennar Corp.	6,704	355,580
NVR, Inc. (a)	162	241,387
PulteGroup, Inc.	13,838	286,723

Quanta Services, Inc. (a)	9,426	260,346
SolarCity Corp. (a)	1,152	66,816
Toll Brothers, Inc. (a)	6,269	243,989
TopBuild Corp. (a)	1,517	43,629
		2,001,764
Educational Services - 0.1%
Apollo Education Group, Inc. (a)	3,974	50,907
Finance and Insurance - 13.8%
American Financial Group, Inc.	3,390	233,741
AmTrust Financial Services, Inc.	1,784	124,006
Aramark	1,818	57,849
Arch Capital Group Ltd. (a)	4,629	330,325
Arthur J Gallagher & Co.	6,431	305,022
Artisan Partners Asset Management, Inc.	1,289	61,550
Associated Banc-Corp.	4,955	97,663
Assurant, Inc.	2,733	203,882
Assured Guaranty Ltd.	6,965	170,364
Axis Capital Holdings Ltd.	3,974	228,743
BankUnited, Inc.	1,458	53,246
BOK Financial Corp.	616	40,939
Brown & Brown, Inc.	5,393	180,396
CBOE Holdings, Inc.	436	27,023
Centene Corp. (a)	4,633	324,912
City National Corp.	1,825	164,086
CNO Financial Group, Inc.	6,673	119,046
Commerce Bancshares, Inc.	3,901	183,698
CommScope Holding Co., Inc. (a)	4,120	129,244
Credit Acceptance Corp. (a)	459	110,256
Cullen/Frost Bankers, Inc.	2,427	175,836
E*Trade Financial Corp. (a)	11,614	330,070
East West Bancorp, Inc.	6,016	269,276
Eaton Vance Corp.	4,971	190,688
Erie Indemnity Co.	803	69,307
Federal National Mortgage Association (a)	55,179	129,671
Federated Investors, Inc.	3,536	119,199
First American Financial Corp.	3,958	160,616
First Horizon National Corp.	9,134	144,774
First Niagara Financial Group, Inc.	13,619	132,241
FirstMerit Corp.	6,235	116,844
FNF Group	13,451	525,800
Genworth Financial, Inc. (a)	20,365	142,759
HCC Insurance Holdings, Inc.	3,712	286,418
Health Net, Inc. (a)	3,155	210,943
Horizon Global Corp. (a)	614	7,687
Hudson City Bancorp, Inc.	21,679	223,511
Investors Bancorp, Inc.	5,651	68,829
Legg Mason, Inc.	4,994	246,404
NASDAQ OMX Group, Inc.	5,215	266,121
Oaktree Capital Group LLC	5,432	299,792
Old Republic International Corp.	9,333	156,141
PacWest Bancorp	4,207	194,742
PartnerRe Ltd.	2,076	282,253

People's United Financial, Inc.	12,782	207,963
Popular, Inc. (a)	4,337	132,799
Prosperity Bancshares, Inc.	2,699	147,338
Raymond James Financial, Inc.	5,432	320,488
Reinsurance Group of America, Inc.	2,879	277,881
RenaissanceRe Holdings Ltd.	1,533	164,491
SEI Investments Co.	5,596	298,323
Signature Bank (a)	2,144	312,145
SLM Corp. (a)	14,110	128,824
Springleaf Holdings, Inc. (a)	2,115	106,829
Stifel Financial Corp. (a)	2,573	141,386
SVB Financial Group (a)	2,135	305,519
Synovus Financial Corp.	5,724	180,420
TFS Financial Corp.	3,390	57,155
Torchmark Corp.	5,578	343,661
Umpqua Holdings Corp.	8,605	152,653
Validus Holdings Ltd.	3,477	161,159
Vantiv, Inc. (a)	3,137	138,028
Waddell & Reed Financial, Inc.	3,171	142,410
WellCare Health Plans, Inc. (a)	1,823	147,298
White Mountains Insurance Group Ltd.	276	194,856
WR Berkley Corp.	3,666	204,270
Zions Bancorp	8,386	261,559
		12,423,368
Health Care and Social Assistance - 2.2%
Acadia Healthcare Co., Inc. (a)	2,514	200,567
Brookdale Senior Living, Inc. (a)	8,238	272,925
Community Health Systems, Inc. (a)	4,396	257,210
Envision Healthcare Holdings, Inc. (a)	2,544	113,971
HealthSouth Corp.	3,516	160,681
MEDNAX, Inc. (a)	4,031	341,184
Omnicare, Inc.	3,834	371,323
Tenet Healthcare Corp. (a)	4,125	232,238
		1,950,099
Information - 7.0%
AMC Networks, Inc. (a)	2,222	187,137
ANSYS, Inc. (a)	3,429	322,840
Aspen Technology, Inc. (a)	3,155	140,019
Cable One, Inc. (a)	170	70,587
Cablevision Systems Corp.	8,895	251,017
Cinemark Holdings, Inc.	4,280	168,889
CoStar Group, Inc. (a)	1,444	290,663
DST Systems, Inc.	1,517	165,581
Fortinet, Inc. (a)	6,760	322,722
Gannett Co., Inc. (a)	5,077	64,224
Graham Holdings Co.	203	139,981
IAC/InterActiveCorp	3,520	271,955
Informatica Corp. (a)	4,207	204,124
Inovalon Holdings, Inc. (a)	1,022	24,691
John Wiley & Sons, Inc.	1,531	81,158
Liberty Broadband Corp. (a)	3,885	209,673
Liberty Ventures (a)	6,415	266,094

Lions Gate Entertainment Corp.	5,320	208,438
Manhattan Associates, Inc. (a)	2,427	157,318
MSCI, Inc.	4,266	290,771
Nuance Communications, Inc. (a)	15,515	281,287
Pandora Media, Inc. (a)	1,784	31,256
PTC, Inc. (a)	4,761	173,062
Rackspace Hosting, Inc. (a)	4,444	151,229
Regal Entertainment Group	3,885	80,031
SS&C Technologies Holdings, Inc.	584	39,730
Starz (a)	3,739	151,243
Synopsys, Inc. (a)	6,308	320,699
TEGNA, Inc.	9,863	287,309
Telephone & Data Systems, Inc.	4,191	123,257
Total System Services, Inc.	6,527	301,678
Tyler Technologies, Inc. (a)	1,267	176,797
Ubiquiti Networks, Inc.	438	14,112
Ultimate Software Group, Inc. (a)	1,095	201,710
Veeva Systems, Inc. (a)	2,425	65,281
Windstream Holdings, Inc.	4,444	21,553
Yelp, Inc. (a)	1,054	27,826
Zayo Group Holdings, Inc. (a)	1,020	27,234
		6,313,176
Management of Companies and Enterprises - 0.4%
AGL Resources, Inc.	4,777	229,678
EchoStar Corp. (a)	1,969	91,401
		321,079
Manufacturing - 32.4%
3D Systems Corp. (a)	4,704	61,905
Acadia Pharmaceuticals, Inc. (a)	2,660	129,835
AGCO Corp.	2,514	138,295
Akorn, Inc. (a)	3,682	169,777
Albemarle Corp.	5,010	271,542
Alere, Inc. (a)	3,171	154,142
Alexion Pharmaceuticals, Inc. (a)	130	25,633
Align Technology, Inc. (a)	2,879	180,513
Alkermes PLC (a)	5,578	390,572
Allegheny Technologies, Inc.	4,809	102,528
Allison Transmission Holdings, Inc.	1,186	34,607
Alnylam Pharmaceuticals, Inc. (a)	2,991	381,143
AO Smith Corp.	3,317	238,227
AptarGroup, Inc.	2,042	138,427
Arista Networks, Inc. (a)	219	18,499
Armstrong World Industries, Inc. (a)	1,200	70,200
ARRIS Group, Inc. (a)	5,247	162,237
Ashland, Inc.	2,865	327,527
Atmel Corp.	17,447	144,461
Autoliv, Inc.	3,593	377,984
Avery Dennison Corp.	3,609	219,608
Avon Products, Inc.	16,758	95,018
Axalta Coating Systems Ltd. (a)	2,407	76,567
Axiall Corp.	2,407	70,838
B/E Aerospace, Inc.	4,485	218,464

Babcock & Wilcox Enterprises, Inc (a)	2,356	46,450
Belden, Inc.	1,750	103,652
Bemis Co., Inc.	4,207	187,506
Berry Plastics Group, Inc. (a)	1,460	47,538
Bio-Rad Laboratories, Inc. (a)	901	135,817
Bio-Techne Corp.	1,419	155,210
Brocade Communications Systems, Inc.	18,925	194,170
Bruker Corp. (a)	5,288	111,312
Brunswick Corp.	3,536	187,726
BWX Technologies, Inc.	4,820	118,379
Cabot Corp.	2,398	84,362
Carlisle Cos, Inc.	2,188	221,557
Carter's, Inc.	2,259	229,085
Catalent, Inc. (a)	2,115	72,079
Cavium, Inc. (a)	2,165	146,787
Cepheid (a)	2,135	118,685
Cintas Corp.	4,031	344,651
CLARCOR, Inc.	1,898	114,203
Cognex Corp.	3,301	149,436
Colfax Corp. (a)	4,834	184,369
Columbia Sportswear Co.	1,458	104,305
Cooper Cos, Inc.	1,750	309,750
Coty, Inc.	2,359	63,056
Crane Co.	2,407	128,052
Cree, Inc. (a)	3,082	75,971
Cytec Industries, Inc.	2,717	201,683
Dana Holding Corp.	6,997	129,864
DexCom, Inc. (a)	3,463	293,143
Dolby Laboratories, Inc.	1,508	53,006
Donaldson Co., Inc.	4,323	145,253
Dril-Quip, Inc. (a)	1,478	86,330
Eagle Materials, Inc.	1,857	143,249
Endo International PLC (a)	4,264	373,271
Esterline Technologies Corp. (a)	1,093	96,905
FEI Co.	1,590	136,692
First Solar, Inc. (a)	2,719	120,452
FLIR Systems, Inc.	4,994	153,765
Flowers Foods, Inc.	9,383	203,236
Fossil Group, Inc. (a)	1,750	120,313
Gentex Corp.	12,506	201,096
Goodyear Tire & Rubber Co.	12,047	362,976
GoPro, Inc. (a)	2,076	128,920
Graco, Inc.	2,480	177,295
Graphic Packaging Holding Co.	5,448	82,265
Guidewire Software, Inc. (a)	933	55,094
Hain Celestial Group, Inc. (a)	4,323	293,878
Harman International Industries, Inc.	2,407	259,138
Hexcel Corp.	4,280	222,089
Hubbell, Inc.	1,857	193,889
Huntington Ingalls Industries, Inc.	1,882	220,966
Huntsman Corp.	9,554	181,526
IDEX Corp.	3,274	248,922

IDEXX Laboratories, Inc. (a)	3,514	255,573
Ingredion, Inc.	2,851	251,458
Intercept Pharmaceuticals, Inc. (a)	584	154,065
International Flavors & Fragrances, Inc.	3,301	381,563
IPG Photonics Corp. (a)	1,770	163,229
Isis Pharmaceuticals, Inc. (a)	3,463	190,223
ITT Corp.	3,575	135,850
Jabil Circuit, Inc.	6,725	136,181
Jarden Corp. (a)	7,727	424,985
JDS Uniphase Corp. (a)	8,676	96,217
Joy Global, Inc.	3,755	99,170
Kennametal, Inc.	2,936	93,042
Keysight Technologies, Inc. (a)	8,019	244,900
Lear Corp.	3,534	367,783
Leggett & Platt, Inc.	5,667	270,939
Lennox International, Inc.	1,711	202,018
Lincoln Electric Holdings, Inc.	2,790	168,935
Manitowoc Co., Inc.	4,572	80,787
Masco Corp.	13,984	369,038
Medivation, Inc. (a)	3,168	333,685
Mettler-Toledo International, Inc. (a)	947	319,707
Middleby Corp. (a)	2,553	313,253
National Instruments Corp.	4,937	142,976
NCR Corp. (a)	7,072	194,763
Newell Rubbermaid, Inc.	11,331	490,406
NewMarket Corp.	399	158,686
Nordson Corp.	1,969	145,923
ON Semiconductor Corp. (a)	19,311	205,083
OPKO Health, Inc. (a)	13,147	215,216
Orbital ATK, Inc.	2,188	155,239
Oshkosh Corp.	2,733	99,864
Owens Corning	4,606	206,579
Owens-Illinois, Inc. (a)	7,216	154,062
Packaging Corp of America	4,121	291,726
PerkinElmer, Inc.	4,688	248,089
Pilgrim's Pride Corp.	3,958	85,651
Pinnacle Foods, Inc.	1,435	64,503
Pitney Bowes, Inc.	8,183	171,188
PolyOne Corp.	3,447	118,129
Puma Biotechnology, Inc. (a)	1,093	99,026
Receptos, Inc. (a)	438	99,803
Regal Beloit Corp.	1,697	117,823
RPM International, Inc.	5,482	256,941
RR Donnelley & Sons Co.	6,853	120,270
Scotts Miracle-Gro Co.	2,135	128,933
Seaboard Corp. (a)	8	27,800
Sealed Air Corp.	8,329	442,853
Seattle Genetics, Inc. (a)	3,785	181,188
Silgan Holdings, Inc.	1,551	82,932
Sirona Dental Systems, Inc. (a)	2,281	236,722
Sonoco Products Co.	4,061	167,638
Spirit AeroSystems Holdings, Inc. (a)	6,249	351,819

SPX Corp.	1,462	95,629
Steel Dynamics, Inc.	9,552	191,327
STERIS Corp.	2,042	141,163
SunEdison, Inc. (a)	13,652	317,819
SunPower Corp. (a)	4,848	131,041
Teleflex, Inc.	1,624	217,600
Tempur Sealy International, Inc. (a)	1,736	131,155
Tenneco, Inc. (a)	2,384	118,747
Teradyne, Inc.	8,605	165,732
Terex Corp.	4,590	101,714
Timken Co.	3,502	116,897
Toro Co.	2,149	146,841
Trinity Industries, Inc.	6,527	190,980
Triumph Group, Inc.	1,969	106,031
Tupperware Brands Corp.	1,843	107,760
United States Steel Corp.	5,067	98,654
United Therapeutics Corp. (a)	1,745	295,533
USG Corp. (a)	3,666	113,573
Valmont Industries, Inc.	787	87,538
Valspar Corp.	3,155	262,748
VeriFone Systems, Inc. (a)	5,432	174,802
Visteon Corp. (a)	1,823	181,443
WABCO Holdings, Inc. (a)	2,407	297,192
Wabtec Corp.	4,127	417,611
Wendys Co.	13,922	142,840
West Pharmaceutical Services, Inc.	2,690	161,050
Western Refining, Inc.	3,812	168,338
WhiteWave Foods Co. (a)	4,736	244,472
Wolverine World Wide, Inc.	4,207	123,349
Woodward, Inc.	2,480	122,413
WR Grace & Co. (a)	3,082	311,066
Xylem, Inc.	7,291	251,758
Zebra Technologies Corp. (a)	1,825	196,425
		29,163,546
Mining, Quarrying, and Oil and Gas Extraction - 2.8%
Compass Minerals International, Inc.	1,298	103,840
Denbury Resources, Inc.	13,236	52,150
Diamond Offshore Drilling, Inc.	3,137	68,857
Diamondback Energy, Inc. (a)	2,334	157,078
EnLink Midstream LLC	7,802	210,264
Gulfport Energy Corp. (a)	4,570	149,713
Martin Marietta Materials, Inc.	2,824	442,860
Nabors Industries Ltd.	14,422	167,439
Newfield Exploration Co. (a)	6,504	213,266
Oceaneering International, Inc.	3,463	138,589
QEP Resources, Inc.	7,800	108,264
Questar Corp.	6,103	135,121
Royal Gold, Inc.	2,699	136,084
RPC, Inc.	3,390	41,697
SM Energy Co.	2,587	95,900
Superior Energy Services, Inc.	6,269	106,573
Whiting Petroleum Corp. (a)	9,260	189,737

		2,517,432
Other Services (except Public Administration) - 0.2%
Service Corp. International	6,673	203,593
Professional, Scientific, and Technical Services - 5.5%
Agios Pharmaceuticals, Inc. (a)	748	82,415
Athenahealth, Inc. (a)	1,385	193,845
Bluebird Bio, Inc. (a)	977	162,016
Booz Allen Hamilton Holding Corp.	4,095	113,554
Broadridge Financial Solutions, Inc.	4,996	271,133
Cadence Design System, Inc. (a)	12,271	257,323
CDW Corp.	1,129	40,565
Charles River Laboratories International, Inc. (a)	1,930	149,807
FactSet Research Systems, Inc.	1,478	244,845
Genpact Ltd. (a)	7,656	170,040
Groupon, Inc. (a)	1,604	7,731
IMS Health Holdings, Inc. (a)	3,828	126,898
Interpublic Group of Cos., Inc.	18,289	389,556
Intrexon Corp. (a)	2,042	133,240
Jack Henry & Associates, Inc.	3,098	216,426
Jacobs Engineering Group, Inc. (a)	5,375	226,395
Juno Therapeutics, Inc. (a)	584	28,569
Leidos Holdings, Inc.	3,317	135,334
LPL Financial Holdings, Inc.	657	30,977
MAXIMUS, Inc.	2,441	166,501
Pacira Pharmaceuticals, Inc. (a)	1,362	90,464
PAREXEL International Corp. (a)	2,188	150,884
Quintiles Transnational Holdings, Inc. (a)	3,237	248,343
Sabre Corp.	2,571	68,389
SolarWinds, Inc. (a)	2,792	111,373
Solera Holdings, Inc.	2,587	94,658
Syntel, Inc. (a)	1,494	65,273
Teledyne Technologies, Inc. (a)	1,225	126,996
Towers Watson & Co.	2,652	336,221
VCA, Inc. (a)	3,244	199,603
Verint Systems, Inc. (a)	1,823	106,135
WEX, Inc. (a)	1,604	163,672
		4,909,181
Real Estate and Rental and Leasing - 1.7%
Air Lease Corp.	3,463	122,417
AMERCO	276	99,186
Avis Budget Group, Inc. (a)	4,499	195,392
Forest City Enterprises, Inc. (a)	9,041	211,107
Howard Hughes Corp. (a)	1,770	240,649
Jones Lang LaSalle, Inc.	1,896	337,564
Ryder System, Inc.	2,188	198,058
Zillow Group, Inc. (a)	1,387	113,040
		1,517,413
Retail Trade - 6.0%
American Eagle Outfitters, Inc.	8,165	144,929
AutoNation, Inc. (a)	3,682	229,536
Burlington Stores, Inc. (a)	1,638	90,155
Cabelas, Inc. (a)	2,149	95,480

Copart, Inc. (a)	5,229	188,401
Dick's Sporting Goods, Inc.	3,974	202,594
Dillard's, Inc.	1,677	170,853
DSW, Inc.	3,609	117,365
Foot Locker, Inc.	6,122	431,907
GameStop Corp.	5,432	249,057
GNC Holdings, Inc.	908	44,683
Hanesbrands, Inc.	16,978	526,827
HSN, Inc.	1,533	112,691
Ingram Micro, Inc. (a)	5,651	153,877
Kate Spade & Co. (a)	4,177	84,041
Michaels Cos., Inc. (a)	1,346	34,108
MSC Industrial Direct Co., Inc.	1,882	134,111
Office Depot, Inc. (a)	22,847	182,776
Penske Automotive Group, Inc.	2,062	111,348
Rite Aid Corp. (a)	44,254	394,303
Sally Beauty Holdings, Inc. (a)	3,011	89,698
Sears Holdings Corp. (a)	2,626	56,590
Signet Jewelers Ltd.	3,429	415,663
Sprouts Farmers Market, Inc. (a)	933	22,877
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,932	486,800
United Natural Foods, Inc. (a)	2,062	93,883
Urban Outfitters, Inc. (a)	4,848	158,142
Williams-Sonoma, Inc.	3,141	265,917
World Fuel Services Corp.	2,044	83,089
		5,371,701
Transportation and Warehousing - 2.0%
Alaska Air Group, Inc.	5,053	382,765
Genesee & Wyoming, Inc. (a)	2,222	158,251
JetBlue Airways Corp. (a)	7,567	173,890
Kirby Corp. (a)	2,165	156,768
Landstar System, Inc.	1,697	122,235
Old Dominion Freight Line, Inc. (a)	3,317	242,638
SemGroup Corp.	1,843	131,019
Spirit Airlines, Inc. (a)	748	44,745
Swift Transportation Co. (a)	3,666	87,324
Targa Resources Corp.	949	83,939
Teekay Corp.	2,222	79,570
XPO Logistics, Inc. (a)	2,909	126,105
		1,789,249
Utilities - 4.1%
Alliant Energy Corp.	4,485	275,872
Aqua America, Inc.	7,330	186,475
Atmos Energy Corp.	4,207	232,647
Cleco Corp.	2,354	128,128
CMS Energy Corp.	10,521	360,450
Energen Corp.	3,025	166,980
Great Plains Energy, Inc.	5,943	155,172
IDACORP, Inc.	1,784	110,804
ITC Holdings Corp.	6,942	234,501
MDU Resources Group, Inc.	8,165	159,299
National Fuel Gas Co.	3,317	179,350

OGE Energy Corp.	8,240	245,223
Pepco Holdings, Inc.	10,154	270,909
Piedmont Natural Gas Co., Inc.	3,228	122,696
TECO Energy, Inc.	9,771	216,135
UGI Corp.	7,145	261,078
Vectren Corp.	3,374	142,045
Westar Energy, Inc.	5,539	208,543
		3,656,307
Wholesale Trade - 2.6%
Acuity Brands, Inc.	1,588	319,490
Arrow Electronics, Inc. (a)	3,374	196,198
Avnet, Inc.	5,199	216,954
HD Supply Holdings, Inc. (a)	2,587	92,614
Herbalife Ltd. (a)	2,763	139,504
KAR Auction Services, Inc.	1,677	65,286
Nu Skin Enterprises, Inc.	2,311	91,631
Patterson Cos., Inc.	3,447	172,901
Reliance Steel & Aluminum Co.	3,283	198,950
Watsco, Inc.	908	116,442
WESCO International, Inc. (a)	1,736	106,521
WestRock Co. (a)	9,230	582,070
		2,298,561
TOTAL COMMON STOCKS (Cost $79,634,750)		79,046,161

EXCHANGE TRADED FUNDS - 0.4%
iShares Russell Mid-Cap ETF	2,400	410,208
TOTAL EXCHANGE TRADED FUNDS (Cost $414,329)		410,208

REAL ESTATE INVESTMENT TRUSTS - 10.9%
Alexandria Real Estate Equities, Inc.	3,218	298,341
American Campus Communities, Inc.	5,345	199,475
Apartment Investment & Management Co.	7,437	290,638
BioMed Realty Trust, Inc.	9,698	208,895
Brixmor Property Group, Inc.	4,556	111,485
Camden Property Trust	4,166	331,739
CBL & Associates Properties, Inc.	8,094	132,256
Chimera Investment Corp.	8,110	115,405
Columbia Property Trust, Inc.	5,959	143,969
Communications Sales & Leasing, Inc.	6,673	139,132
Corrections Corp. of America	3,828	134,631
CubeSmart	7,875	206,010
DDR Corp.	15,296	249,325
Douglas Emmett, Inc.	6,926	203,001
Duke Realty Corp.	16,407	330,929
EPR Properties	2,076	118,581
Equity Commonwealth (a)	6,196	162,335
Equity LifeStyle Properties, Inc.	4,022	232,793
Equity One, Inc.	3,390	87,021
Extra Space Storage, Inc.	6,186	454,795
Gaming and Leisure Properties, Inc.	4,426	144,951
Highwoods Properties, Inc.	4,412	186,760
Home Properties, Inc.	2,733	201,422

Hospitality Properties Trust	6,780	185,908
Iron Mountain, Inc.	7,727	232,196
Kilroy Realty Corp.	4,118	291,760
Lamar Advertising Co.	2,952	177,268
LaSalle Hotel Properties	5,375	178,826
Liberty Property Trust	7,072	240,660
MFA Financial, Inc.	12,871	96,919
Mid-America Apartment Communities, Inc.	3,593	288,662
National Retail Properties, Inc.	4,542	168,826
NorthStar Realty Finance Corp.	14,037	224,592
Omega Healthcare Investors, Inc.	7,309	265,024
Outfront Media, Inc.	292	7,338
Paramount Group, Inc.	9,187	164,172
Piedmont Office Realty Tust, Inc.	7,362	134,062
Post Properties, Inc.	2,471	140,699
Rayonier, Inc.	4,898	120,491
Regency Centers Corp.	4,483	286,778
Retail Properties of America, Inc.	2,824	41,117
RLJ Lodging Trust	6,287	187,541
Senior Housing Properties Trust	11,192	193,286
Spirit Realty Capital, Inc.	17,048	173,037
Starwood Property Trust, Inc.	8,605	187,245
Tanger Factory Outlet Centers, Inc.	4,266	138,560
Taubman Centers, Inc.	3,009	225,073
Two Harbors Investment Corp.	15,531	158,727
UDR, Inc.	12,344	417,351
Weingarten Realty Investors	5,831	205,135
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,677,666)		9,815,142

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.112% (b)	55,495	55,495
TOTAL SHORT TERM INVESTMENTS (Cost $55,495)		55,495
Total Investments (Cost $90,204,590) - 100.0%		89,737,827
Liabilities in Excess of Other Assets - 0.0% (c)		(2,131)
TOTAL NET ASSETS - 100.0%		$89,735,696

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of July 31, 2015.
(c)	Less than 0.05%.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:
Cost of investments	$90,204,590
Gross unrealized appreciation	2,256,615
Gross unrealized depreciation	(2,723,378)
Net unrealized depreciation	$(466,763)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot 750 ETF
Schedule of Investments
July 31, 2015 (Unaudited)
	Shares	Value

CLOSED END FUNDS - 0.0% (a)
American Capital Ltd. (b)	3,247	$42,568
Ares Capital Corp.	3,728	59,984
TOTAL CLOSED END FUNDS (Cost $105,662)		102,552

COMMON STOCKS - 96.3%
Accommodation and Food Services - 1.6%
Chipotle Mexican Grill, Inc. (b)	340	252,358
Darden Restaurants, Inc.	864	63,729
Domino's Pizza, Inc.	342	38,933
Hilton Worldwide Holdings, Inc. (b)	1,368	36,731
Hyatt Hotels Corp. (b)	342	19,094
Marriott International, Inc.	2,392	173,683
McDonald's Corp.	10,771	1,075,592
MGM Resorts International (b)	4,615	90,546
Panera Bread Co. (b)	171	34,905
Starbucks Corp.	15,559	901,333
Starwood Hotels & Resorts Worldwide, Inc.	1,881	149,464
Wyndham Worldwide Corp.	1,197	98,776
Yum Brands, Inc.	4,788	420,195
		3,355,339
Administrative and Support and Waste Management and Remediation Services - 1.6%
Akamai Technologies, Inc. (b)	1,879	144,138
Alliance Data Systems Corp. (b)	682	187,577
Baker Hughes, Inc.	4,583	266,502
Dun & Bradstreet Corp.	342	42,671
Equifax, Inc.	1,366	139,510
FireEye, Inc. (b)	682	30,342
Gartner, Inc. (b)	855	75,727
ManpowerGroup, Inc.	853	77,179
Moody's Corp.	1,879	207,498
Paychex, Inc.	3,591	166,622
PayPal Holdings, Inc. (b)	12,748	493,348
Priceline Group, Inc. (b)	573	712,566
Republic Services, Inc.	2,905	123,550
Robert Half International, Inc.	1,537	84,581
Rollins, Inc.	1,197	34,713
Stericycle, Inc. (b)	855	120,529
Synchrony Financial (b)	1,491	51,231
The ADT Corp.	1,881	64,951
TripAdvisor, Inc. (b)	1,024	81,285
Waste Connections, Inc.	1,197	60,006
Waste Management, Inc.	4,275	218,581
		3,383,107
Arts, Entertainment, and Recreation - 0.2%
Global Payments, Inc.	682	76,445

Las Vegas Sands Corp.	4,617	258,737
Madison Square Garden Co. (b)	682	56,879
Wynn Resorts Ltd.	1,024	105,707
		497,768
Construction - 0.2%
DR Horton, Inc.	3,247	96,403
Lennar Corp.	1,676	88,895
PulteGroup, Inc.	3,420	70,862
Quanta Services, Inc. (b)	2,392	66,067
SolarCity Corp. (b)	340	19,720
Toll Brothers, Inc. (b)	1,539	59,898
TopBuild Corp. (b)	2,319	66,695
		468,540
Finance and Insurance - 16.3%
Aetna, Inc.	3,933	444,311
Affiliated Managers Group, Inc. (b)	522	108,524
Aflac, Inc.	4,615	295,591
Alleghany Corp. (b)	171	83,128
Allstate Corp.	4,617	318,342
American Express Co.	9,576	728,351
American Financial Group, Inc.	855	58,952
American International Group, Inc.	5,643	361,829
Ameriprise Financial, Inc.	1,881	236,385
Anthem, Inc.	2,907	448,463
Aramark	511	16,260
Arch Capital Group Ltd. (b)	1,195	85,275
Arthur J Gallagher & Co.	1,539	72,995
Assurant, Inc.	684	51,026
Assured Guaranty Ltd.	1,710	41,827
Axis Capital Holdings Ltd.	1,024	58,941
Bank of America Corp.	123,681	2,211,416
Bank of New York Mellon Corp.	13,133	569,972
BB&T Corp.	8,037	323,650
Berkshire Hathaway, Inc. (b)	21,717	3,099,885
BlackRock, Inc.	1,368	460,086
Brown & Brown, Inc.	1,366	45,693
Capital One Financial Corp.	5,812	472,516
Centene Corp. (b)	1,195	83,805
Charles Schwab Corp.	13,347	465,543
Chubb Corp.	2,565	318,906
Cigna Corp.	2,907	418,782
Cincinnati Financial Corp.	1,539	84,968
CIT Group, Inc.	1,710	80,438
Citigroup, Inc.	35,705	2,087,314
Citizens Financial Group, Inc.	1,539	40,122
City National Corp.	511	45,944
CME Group, Inc.	3,249	312,034
CNA Financial Corp.	340	13,471
Comerica, Inc.	1,710	81,105
Commerce Bancshares, Inc.	1,024	48,220
CommScope Holding Co., Inc. (b)	1,026	32,186
Cullen/Frost Bankers, Inc.	522	37,819

Discover Financial Services	4,959	276,762
E*Trade Financial Corp. (b)	2,905	82,560
East West Bancorp, Inc.	1,537	68,796
Eaton Vance Corp.	1,197	45,917
Everest Re Group Ltd.	342	62,627
Fifth Third Bancorp	9,234	194,560
First Republic Bank	169	10,780
FleetCor Technologies, Inc. (b)	351	54,342
FNF Group	3,249	127,003
Franklin Resources, Inc.	4,786	218,002
Genworth Financial, Inc. (b)	4,959	34,763
Goldman Sachs Group, Inc.	4,797	983,721
H&R Block, Inc.	2,734	91,015
Hartford Financial Services Group, Inc.	4,617	219,538
HCC Insurance Holdings, Inc.	855	65,972
Horizon Global Corp. (b)	23	288
Hudson City Bancorp, Inc.	5,301	54,653
Humana, Inc.	1,368	249,099
Huntington Bancshares, Inc.	8,208	95,787
Intercontinental Exchange, Inc.	1,197	272,964
Invesco Ltd.	4,788	184,817
JPMorgan Chase & Co.	41,690	2,857,016
KeyCorp.	9,234	137,033
Legg Mason, Inc.	1,197	59,060
Lincoln National Corp.	2,736	154,092
Loews Corp.	4,104	156,403
M&T Bank Corp.	1,197	156,987
Markel Corp. (b)	169	150,368
Marsh & McLennan Cos., Inc.	5,985	346,771
MetLife, Inc.	11,081	617,655
Morgan Stanley	17,955	697,372
NASDAQ OMX Group, Inc.	1,206	61,542
Navient Corp.	3,420	53,694
New York Community Bancorp, Inc.	4,615	87,823
Northern Trust Corp.	2,736	209,277
Oaktree Capital Group LLC	1,366	75,390
PartnerRe Ltd.	513	69,747
People's United Financial, Inc.	3,078	50,079
PNC Financial Services Group, Inc.	5,814	570,819
Principal Financial Group, Inc.	2,736	151,875
Progressive Corp.	6,154	187,697
Prudential Financial, Inc.	5,128	453,110
Raymond James Financial, Inc.	1,366	80,594
Regions Financial Corp.	14,535	151,019
Reinsurance Group of America, Inc.	684	66,020
RenaissanceRe Holdings Ltd.	342	36,697
Santander Consumer USA Holdings, Inc. (b)	171	4,135
SEI Investments Co.	1,368	72,928
Signature Bank (b)	513	74,688
SLM Corp. (b)	3,420	31,225
State Street Corp.	4,788	366,569
SunTrust Banks, Inc.	5,814	257,793

SVB Financial Group (b)	513	73,410
T Rowe Price Group, Inc.	2,905	224,063
TD Ameritrade Holding Corp.	3,249	119,336
TFS Financial Corp.	855	14,415
Torchmark Corp.	1,368	84,282
Travelers Companies, Inc.	3,589	380,865
UnitedHealth Group, Inc.	9,918	1,204,045
Unum Group	2,563	91,858
US Bancorp	19,845	897,192
Vantiv, Inc. (b)	693	30,492
Verisk Analytics, Inc. (b)	1,368	106,854
Visa, Inc.	22,230	1,674,808
Voya Financial, Inc.	2,223	104,370
Waddell & Reed Financial, Inc.	821	36,871
Wells Fargo & Co.	52,123	3,016,358
Western Union Co.	4,444	89,947
WR Berkley Corp.	855	47,641
Zions Bancorp	2,052	64,002
		34,844,328
Health Care and Social Assistance - 0.4%
Brookdale Senior Living, Inc. (b)	2,050	67,916
Community Health Systems, Inc. (b)	1,026	60,031
DaVita HealthCare Partners, Inc. (b)	1,881	148,655
Envision Healthcare Holdings, Inc. (b)	682	30,554
HCA Holdings, Inc. (b)	511	47,528
Laboratory Corp. of American Holdings (b)	1,026	130,600
MEDNAX, Inc. (b)	1,024	86,671
Omnicare, Inc.	855	82,807
Quest Diagnostics, Inc.	1,537	113,446
Universal Health Services, Inc.	1,024	148,716
		916,924
Information - 13.7%
Adobe Systems, Inc. (b)	5,130	420,609
AMC Networks, Inc. (b)	513	43,205
ANSYS, Inc. (b)	855	80,498
AT&T, Inc.	68,014	2,362,822
Autodesk, Inc. (b)	2,403	121,544
Automatic Data Processing, Inc.	5,299	422,701
CA, Inc.	3,760	109,548
Cable One, Inc. (b)	40	16,609
Cablevision Systems Corp.	2,221	62,677
CBS Corp.	5,128	274,194
CenturyLink, Inc.	5,130	146,718
Charter Communications, Inc. (b)	1,024	190,321
Citrix Systems, Inc. (b)	1,708	129,142
Comcast Corp. - Class A	22,059	1,376,702
CoStar Group, Inc. (b)	342	68,841
Discovery Communications, Inc. - Class A (b)	1,539	50,818
DISH Network Corp. (b)	2,531	163,528
Electronic Arts, Inc. (b)	3,386	242,268
Facebook, Inc. (b)	24,647	2,317,064
Fidelity National Information Services, Inc.	2,736	179,016

Fiserv, Inc. (b)	2,565	222,796
Fortinet, Inc. (b)	1,708	81,540
Frontier Communications Corp.	12,652	59,717
Gannett Co., Inc. (b)	1,197	15,142
Google, Inc. - Class C (b)	6,156	3,851,255
Graham Holdings Co.	48	33,099
IAC/InterActiveCorp	855	66,057
Informatica Corp. (b)	1,026	49,782
Intuit, Inc.	2,905	307,262
Level 3 Communications, Inc. (b)	2,734	138,067
Liberty Broadband Corp. (b)	992	53,538
Liberty Interactive Corp. (b)	4,957	144,001
Liberty Media Corp. - Class A (b)	3,762	142,204
Linkedin Corp. (b)	1,195	242,896
Lions Gate Entertainment Corp.	1,366	53,520
McGraw Hill Financial, Inc.	2,565	260,989
Microsoft Corp.	91,647	4,279,915
MSCI, Inc.	1,026	69,932
Netflix, Inc. (b)	4,756	543,658
NetSuite, Inc. (b)	513	50,705
News Corp. (b)	3,591	52,895
Nuance Communications, Inc. (b)	3,762	68,205
Oracle Corp.	39,125	1,562,652
Palo Alto Networks, Inc. (b)	88	16,353
Rackspace Hosting, Inc. (b)	1,026	34,915
Red Hat, Inc. (b)	1,879	148,591
SBA Communications Corp. (b)	1,368	165,145
Scripps Networks Interactive, Inc.	1,024	64,082
Sirius XM Holdings, Inc. (b)	28,215	111,731
Splunk, Inc. (b)	171	11,960
Symantec Corp.	7,661	174,211
Synopsys, Inc. (b)	1,539	78,243
Tableau Software, Inc. (b)	76	7,960
TEGNA, Inc.	2,403	69,999
Thomson Reuters Corp.	3,762	152,173
Time Warner Cable, Inc.	3,078	584,851
Time Warner, Inc.	9,747	858,126
T-Mobile US, Inc. (b)	8,208	333,737
Total System Services, Inc.	1,539	71,133
Twenty First Century Fox, Inc. - Class A	13,190	454,923
Twitter, Inc. (b)	1,024	31,754
VeriSign, Inc. (b)	855	60,654
Verizon Communications, Inc.	46,364	2,169,372
Viacom, Inc.	3,933	224,181
Walt Disney Co.	18,320	2,198,400
Windstream Holdings, Inc.	1,026	4,976
Zayo Group Holdings, Inc. (b)	171	4,566
		29,160,688
Management of Companies and Enterprises - 0.1%
AES Corp.	7,011	89,741
AGL Resources, Inc.	1,197	57,552
		147,293

Manufacturing - 39.6%
3M Co.	7,011	1,061,045
Abbott Laboratories	16,724	847,740
AbbVie, Inc.	14,843	1,039,158
Activision Blizzard, Inc.	5,301	136,713
AGCO Corp.	682	37,517
Agilent Technologies, Inc.	3,557	145,659
Air Products & Chemicals, Inc.	2,221	316,515
Akorn, Inc. (b)	855	39,424
Albemarle Corp.	1,197	64,877
Alcoa, Inc.	13,338	131,646
Alexion Pharmaceuticals, Inc. (b)	1,909	376,913
Alkermes PLC (b)	1,368	95,787
Allergan PLC (b)	3,933	1,302,413
Allison Transmission Holdings, Inc.	340	9,921
Alnylam Pharmaceuticals, Inc. (b)	684	87,162
Altera Corp.	3,249	161,345
Altria Group, Inc.	20,178	1,097,280
AMETEK, Inc.	2,531	134,270
Amphenol Corp.	2,702	152,420
Analog Devices, Inc.	3,078	179,540
AO Smith Corp.	853	61,262
Apple, Inc.	64,435	7,815,965
Applied Materials, Inc.	12,141	210,768
AptarGroup, Inc.	513	34,776
Archer-Daniels-Midland Co.	6,327	300,026
Ashland, Inc.	684	78,195
Autoliv, Inc.	855	89,946
Avery Dennison Corp.	855	52,027
Avon Products, Inc.	4,104	23,270
Axalta Coating Systems Ltd. (b)	513	16,319
B/E Aerospace, Inc.	1,026	49,976
Babcock & Wilcox Enterprises, Inc (b)	69	1,361
Ball Corp.	1,537	104,270
Baxalta, Inc. (b)	5,994	196,783
Baxter International, Inc.	5,994	240,239
Becton Dickinson & Co.	2,360	359,074
Bemis Co., Inc.	1,026	45,729
BioMarin Pharmaceutical, Inc. (b)	1,197	175,085
Boeing Co.	7,524	1,084,735
BorgWarner, Inc.	2,394	119,006
Boston Scientific Corp. (b)	12,312	213,490
Bristol-Myers Squibb Co.	18,605	1,221,232
Broadcom Corp.	5,495	278,102
Brown-Forman Corp.	1,368	148,305
Bunge Ltd.	1,377	109,953
Cameron International Corp. (b)	2,061	103,998
Campbell Soup Co.	2,223	109,616
Carlisle Cos, Inc.	513	51,946
Caterpillar, Inc.	6,669	524,383
Celanese Corp.	1,537	101,319
Celgene Corp. (b)	8,892	1,167,075

CF Industries Holdings, Inc.	2,418	143,146
Chemours Co.	1,326	14,480
Chevron Corp.	21,033	1,861,000
Church & Dwight Co., Inc.	1,366	117,927
Cintas Corp.	1,024	87,552
Cisco Systems, Inc.	56,968	1,619,031
Clorox Co.	1,366	152,910
Coach, Inc.	3,076	95,971
Coca-Cola Co.	43,628	1,792,238
Coca-Cola Enterprises, Inc.	2,394	122,286
Colfax Corp. (b)	1,197	45,654
Colgate-Palmolive Co.	10,055	683,941
ConAgra Foods, Inc.	4,617	203,425
Constellation Brands, Inc.	1,881	225,758
Corning, Inc.	14,193	265,125
Coty, Inc.	513	13,712
CR Bard, Inc.	853	167,742
Cree, Inc. (b)	684	16,861
Crown Holdings, Inc. (b)	1,539	79,274
Cummins, Inc.	1,881	243,646
Danaher Corp.	6,669	610,614
Deere & Co.	3,418	323,240
DENTSPLY International, Inc.	1,539	87,584
Dolby Laboratories, Inc.	342	12,021
Donaldson Co., Inc.	1,026	34,474
Dover Corp.	1,719	110,136
Dow Chemical Co.	12,962	609,992
Dr Pepper Snapple Group, Inc.	2,052	164,611
Eastman Chem Co.	1,537	120,501
Eaton Corp. Plc	5,301	321,135
Ecolab, Inc.	2,916	337,702
Edwards Lifesciences Corp. (b)	1,024	155,812
EI du Pont de Nemours & Co.	10,089	562,563
Eli Lilly & Co.	10,782	911,187
EMC Corp.	22,230	597,765
Emerson Electric Co.	7,524	389,367
Endo International PLC (b)	1,026	89,816
Energizer Holdings, Inc. (b)	682	26,264
Estee Lauder Cos., Inc.	2,232	198,894
Exxon Mobil Corp.	46,364	3,672,492
First Solar, Inc. (b)	684	30,301
FLIR Systems, Inc.	1,197	36,856
Flowserve Corp.	1,206	56,670
FMC Corp.	1,195	58,005
FMC Technologies, Inc. (b)	1,710	56,020
Ford Motor Co.	42,374	628,406
Fortune Brands Home & Security, Inc.	1,197	57,157
Fossil Group, Inc. (b)	351	24,131
Freescale Semiconductor Ltd. (b)	855	34,089
General Dynamics Corp.	2,907	433,463
General Electric Co.	112,509	2,936,485
General Mills, Inc.	6,840	398,156

General Motors Co.	15,903	501,104
Gentex Corp.	3,078	49,494
Gilead Sciences, Inc.	14,193	1,672,787
Goodyear Tire & Rubber Co.	2,907	87,588
GoPro, Inc. (b)	513	31,857
Hain Celestial Group, Inc. (b)	1,026	69,747
Harley-Davidson, Inc.	2,232	130,126
Harman International Industries, Inc.	513	55,230
Harris Corp.	1,366	113,296
Hasbro, Inc.	1,026	80,787
Hershey Co.	1,881	174,726
Hewlett-Packard Co.	20,372	621,753
HollyFrontier Corp.	1,719	82,959
Hologic, Inc. (b)	2,392	99,651
Honeywell International, Inc.	9,232	969,822
Hormel Foods Corp.	1,539	91,124
Hospira, Inc. (b)	1,881	168,255
Hubbell, Inc.	511	53,353
Huntington Ingalls Industries, Inc.	511	59,996
Huntsman Corp.	2,392	45,448
IDEX Corp.	853	64,854
IDEXX Laboratories, Inc. (b)	821	59,711
Illinois Tool Works, Inc.	3,591	321,287
Illumina, Inc. (b)	1,366	299,564
Ingredion, Inc.	684	60,329
Intel Corp.	52,862	1,530,355
Intercept Pharmaceuticals, Inc. (b)	169	44,584
International Flavors & Fragrances, Inc.	853	98,598
International Paper Co.	4,786	229,106
Intuitive Surgical, Inc. (b)	342	182,344
Isis Pharmaceuticals, Inc. (b)	855	46,965
Jabil Circuit, Inc.	1,708	34,587
Jarden Corp. (b)	1,881	103,455
JM Smucker Co.	1,300	145,197
Johnson & Johnson	30,748	3,081,257
Johnson Controls, Inc.	6,669	303,840
Joy Global, Inc.	855	22,581
Juniper Networks, Inc.	4,104	116,636
Kellogg Co.	3,076	203,539
Keurig Green Mountain, Inc.	1,026	76,991
Keysight Technologies, Inc. (b)	2,004	61,202
Kimberly-Clark Corp.	4,102	471,607
KLA-Tencor Corp.	1,195	63,395
Kraft Heinz Co.	6,507	517,111
L-3 Communications Holdings, Inc.	855	98,718
Lam Research Corp.	1,539	118,303
Lear Corp.	855	88,980
Leggett & Platt, Inc.	1,368	65,404
Lincoln Electric Holdings, Inc.	684	41,416
Linear Technology Corp.	2,394	98,154
Lockheed Martin Corp.	3,418	707,868

Marathon Oil Corp.	7,524	158,079
Marathon Petroleum Corp.	6,118	334,471
Marvell Technology Group Ltd.	4,788	59,563
Masco Corp.	3,420	90,254
Mattel, Inc.	3,760	87,270
Maxim Integrated Products, Inc.	2,734	93,065
McCormick & Co., Inc.	1,195	98,002
Mead Johnson Nutrition Co.	2,052	181,376
Medivation, Inc. (b)	693	72,994
Merck & Co., Inc.	29,412	1,734,132
Mettler-Toledo International, Inc. (b)	171	57,730
Microchip Technology, Inc.	2,221	95,148
Micron Technology, Inc. (b)	11,979	221,731
Middleby Corp. (b)	682	83,681
Mohawk Industries, Inc. (b)	684	137,888
Molson Coors Brewing Co.	1,537	109,342
Mondelez International, Inc.	19,346	873,085
Monsanto Co.	5,301	540,119
Monster Beverage Corp. (b)	1,599	245,526
Mosaic Co.	3,591	154,198
Motorola Solutions, Inc.	2,394	144,023
Murphy Oil Corp.	1,881	61,678
National Oilwell Varco, Inc.	4,615	194,430
NCR Corp. (b)	1,710	47,093
NetApp, Inc.	3,249	101,206
Newell Rubbermaid, Inc.	2,736	118,414
NewMarket Corp.	123	48,918
NIKE, Inc.	7,148	823,593
Nordson Corp.	511	37,870
Northrop Grumman Corp.	2,221	384,255
Nucor Corp.	2,905	128,227
NVIDIA Corp.	4,455	88,877
ON Semiconductor Corp. (b)	4,788	50,849
OPKO Health, Inc. (b)	3,249	53,186
Owens Corning	1,195	53,596
Owens-Illinois, Inc. (b)	1,710	36,508
PACCAR, Inc.	3,760	243,798
Packaging Corp of America	1,024	72,489
Pall Corp.	1,195	151,108
Parker-Hannifin Corp.	1,368	154,242
Pentair PLC	1,890	114,931
PepsiCo, Inc.	16,416	1,581,682
PerkinElmer, Inc.	1,195	63,239
Pfizer, Inc.	68,423	2,467,333
Philip Morris International, Inc.	16,211	1,386,527
Pilgrim's Pride Corp.	1,024	22,159
Pitney Bowes, Inc.	2,050	42,886
Polaris Industries, Inc.	636	87,170
PPG Industries, Inc.	3,074	333,160
Praxair, Inc.	2,916	332,832
Precision Castparts Corp.	1,537	299,592
Puma Biotechnology, Inc. (b)	294	26,636
PVH Corp.	853	98,982

QUALCOMM, Inc.	18,263	1,175,955
Raytheon Co.	3,420	373,088
Regeneron Pharmaceuticals, Inc. (b)	740	409,708
ResMed, Inc.	1,377	79,797
Reynolds American, Inc.	4,647	398,666
Rockwell Automation, Inc.	1,368	159,755
Rockwell Collins, Inc.	1,206	102,052
Roper Technologies, Inc.	1,026	171,619
RPM International, Inc.	1,368	64,118
SanDisk Corp.	2,392	144,214
Sealed Air Corp.	2,052	109,105
Seattle Genetics, Inc. (b)	855	40,929
Sherwin-Williams Co.	855	237,485
Skyworks Solutions, Inc.	1,881	179,955
Snap-On, Inc.	682	112,394
Sonoco Products Co.	1,024	42,271
Spirit AeroSystems Holdings, Inc. (b)	1,539	86,646
Sprint Corp. (b)	9,243	31,149
St. Jude Medical, Inc.	2,907	214,595
Stanley Black & Decker, Inc.	1,708	180,177
Steel Dynamics, Inc.	2,392	47,912
Stryker Corp.	3,933	402,228
SunEdison, Inc. (b)	2,873	66,883
Teradata Corp. (b)	1,708	63,384
Tesla Motors, Inc. (b)	682	181,514
Tesoro Corp.	1,368	133,161
Texas Instruments, Inc.	8,721	435,876
Textron, Inc.	3,076	134,421
The Cooper Cos, Inc.	351	62,127
Thermo Fisher Scientific, Inc.	4,446	620,350
Timken Co.	855	28,540
TransDigm Group, Inc. (b)	513	116,092
Trimble Navigation Ltd. (b)	2,392	55,255
Trinity Industries, Inc.	1,539	45,031
Tyson Foods, Inc.	3,258	144,492
Under Armour, Inc. (b)	1,710	169,854
United Technologies Corp.	10,089	1,012,028
United Therapeutics Corp. (b)	342	57,921
Valero Energy Corp.	5,812	381,267
Valspar Corp.	807	67,207
Varian Medical Systems, Inc. (b)	1,026	88,308
Vertex Pharmaceuticals, Inc. (b)	2,221	299,835
VF Corp.	2,736	210,918
WABCO Holdings, Inc. (b)	513	63,340
Wabtec Corp.	1,026	103,821
Western Digital Corp.	2,565	220,744
Westlake Chemical Corp.	511	31,922
Whirlpool Corp.	855	151,959
WhiteWave Foods Co. (b)	1,195	61,686
WR Grace & Co. (b)	684	69,036
Xilinx, Inc.	2,905	121,284
Xylem, Inc.	1,719	59,357

Zimmer Biomet Holdings, Inc.	1,710	177,960
Zoetis, Inc.	1,035	50,694
		84,589,433
Mining, Quarrying, and Oil and Gas Extraction - 3.1%
Anadarko Petroleum Corp.	5,643	419,557
Antero Resources Corp. (b)	682	18,762
Apache Corp.	4,241	194,492
Cabot Oil & Gas Corp.	3,762	98,414
Cheniere Energy, Inc. (b)	2,403	165,735
Chesapeake Energy Corp.	7,205	62,395
Cimarex Energy Co.	855	89,023
Concho Resources, Inc. (b)	1,195	127,339
ConocoPhillips	13,689	689,104
CONSOL Energy, Inc.	2,392	39,516
Continental Resources, Inc. (b)	821	27,430
Devon Energy Corp.	4,615	228,073
Diamond Offshore Drilling, Inc.	693	15,211
EnLink Midstream LLC	1,881	50,693
EOG Resources, Inc.	5,301	409,184
Freeport-McMoRan, Inc.	11,628	136,629
Halliburton Co.	9,428	393,996
Helmerich & Payne, Inc.	1,026	59,241
Hess Corp.	2,907	171,542
Martin Marietta Materials, Inc.	684	107,265
Newfield Exploration Co. (b)	1,539	50,464
Newmont Mining Corp.	5,609	96,307
Noble Energy, Inc.	3,078	108,438
Occidental Petroleum Corp.	8,548	600,070
Oceaneering International, Inc.	855	34,217
Phillips 66	5,994	476,523
Pioneer Natural Resources Co.	1,539	195,099
Questar Corp.	1,537	34,029
Range Resources Corp.	1,879	73,920
Royal Gold, Inc.	684	34,487
Schlumberger Ltd.	14,216	1,177,369
Southern Copper Corp.	1,537	42,821
Southwestern Energy Co. (b)	4,273	79,478
Vulcan Materials Co.	1,206	109,770
Whiting Petroleum Corp. (b)	2,223	45,549
		6,662,142
Professional, Scientific, and Technical Services - 3.7%
Amgen, Inc.	7,353	1,298,466
Athenahealth, Inc. (b)	342	47,866
Biogen, Inc. (b)	2,221	708,010
Broadridge Financial Solutions, Inc.	1,197	64,961
Cadence Design System, Inc. (b)	3,076	64,504
CDW Corp.	340	12,216
Cerner Corp. (b)	3,076	220,611
Cognizant Technology Solutions Corp. (b)	6,838	431,478
Computer Sciences Corp.	1,197	78,320
F5 Networks, Inc. (b)	853	114,421
FactSet Research Systems, Inc.	342	56,656

Fluor Corp.	1,537	71,855
Genpact Ltd. (b)	1,881	41,777
Groupon, Inc. (b)	342	1,648
IHS, Inc. (b)	684	85,521
IMS Health Holdings, Inc. (b)	864	28,642
Incyte Corp. (b)	1,710	178,319
International Business Machines Corp.	10,089	1,634,317
Interpublic Group of Cos., Inc.	4,446	94,700
Jacobs Engineering Group, Inc. (b)	1,366	57,536
MasterCard, Inc.	11,628	1,132,567
Omnicom Group, Inc.	2,736	199,947
Quintiles Transnational Holdings, Inc. (b)	853	65,442
Sabre Corp.	682	18,141
Salesforce.com, Inc. (b)	5,814	426,166
ServiceNow, Inc. (b)	171	13,766
Towers Watson & Co.	682	86,464
VMware, Inc. (b)	1,024	91,269
Waters Corp. (b)	855	114,134
Workday, Inc. (b)	171	14,420
Yahoo!, Inc. (b)	9,576	351,152
		7,805,292
Real Estate and Rental and Leasing - 0.2%
AMERCO	63	22,640
Avis Budget Group, Inc. (b)	1,035	44,950
CBRE Group, Inc. (b)	3,420	129,857
Hertz Global Holdings, Inc. (b)	1,710	29,053
Howard Hughes Corp. (b)	465	63,221
Jones Lang LaSalle, Inc.	511	90,979
Leucadia National Corp.	3,762	88,482
United Rentals, Inc. (b)	1,026	68,732
		537,914
Retail Trade - 7.3%
Advance Auto Parts, Inc.	684	119,160
Amazon.com, Inc. (b)	4,104	2,200,360
AutoNation, Inc. (b)	855	53,301
AutoZone, Inc. (b)	342	239,721
Bed Bath & Beyond, Inc. (b)	1,879	122,567
Best Buy Co., Inc.	2,565	82,824
CarMax, Inc. (b)	2,052	132,375
Copart, Inc. (b)	1,320	47,560
Costco Wholesale Corp.	4,925	715,602
CVS Health Corp.	12,481	1,403,738
Dick's Sporting Goods, Inc.	1,024	52,204
Dollar General Corp.	682	54,812
Dollar Tree, Inc. (b)	2,482	193,700
eBay, Inc. (b)	13,133	369,300
Express Scripts Holding Co. (b)	8,046	724,703
Fastenal Co.	2,907	121,687
Foot Locker, Inc.	1,537	108,435
GameStop Corp.	1,366	62,631
Gap, Inc.	3,249	118,524
Home Depot, Inc.	13,509	1,580,958

Kohl's Corp.	2,052	125,829
Kroger Co.	9,585	376,115
L Brands, Inc.	2,565	207,047
Lowe's Cos., Inc.	10,773	747,215
Macys, Inc.	3,762	259,804
McKesson Corp.	2,394	528,045
Michaels Cos., Inc. (b)	342	8,666
MSC Industrial Direct Co., Inc.	511	36,414
Nordstrom, Inc.	1,708	130,337
Rite Aid Corp. (b)	10,944	97,511
Ross Stores, Inc.	4,113	218,647
Sally Beauty Holdings, Inc. (b)	684	20,376
Sears Holdings Corp. (b)	682	14,697
Signet Jewelers Ltd.	855	103,643
Staples, Inc.	6,498	95,586
Target Corp.	7,011	573,850
Tiffany & Co.	1,195	114,362
TJX Cos., Inc.	6,840	477,569
Tractor Supply Co.	1,537	142,203
Ulta Salon Cosmetics & Fragrance, Inc. (b)	684	113,565
Urban Outfitters, Inc. (b)	1,197	39,046
Walgreens Boots Alliance, Inc.	11,115	1,074,042
Wal-Mart Stores, Inc.	18,605	1,339,188
Whole Foods Market, Inc.	3,762	136,937
Williams-Sonoma, Inc.	684	57,907
		15,542,763
Transportation and Warehousing - 2.7%
Alaska Air Group, Inc.	1,197	90,673
American Airlines Group, Inc.	7,704	308,930
Carnival Corp.	3,933	209,590
CH Robinson Worldwide, Inc.	1,539	107,961
Columbia Pipeline Group, Inc. (b)	2,388	69,682
CSX Corp.	10,055	314,520
Delta Air Lines, Inc.	9,745	432,093
Expedia, Inc.	855	103,831
Expeditors International of Washington, Inc.	1,881	88,162
FedEx Corp.	2,734	468,662
Genesee & Wyoming, Inc. (b)	513	36,536
JB Hunt Trasport Services, Inc.	855	71,923
Kansas City Southern	1,197	118,730
Kirby Corp. (b)	513	37,146
Norfolk Southern Corp.	3,418	288,240
Norwegian Cruise Line Holdings Ltd. (b)	340	21,223
Old Dominion Freight Line, Inc. (b)	853	62,397
Royal Caribbean Cruises Ltd.	1,881	169,008
Southwest Airlines Co.	6,498	235,228
Union Pacific Corp.	9,884	964,580
United Continental Holdings, Inc. (b)	3,589	202,384
United Parcel Service, Inc.	7,866	805,164
Williams Companies, Inc.	8,730	458,150
		5,664,813

Utilities - 3.4%
Alliant Energy Corp.	1,026	63,109
Ameren Corp.	2,565	105,370
American Electric Power Co., Inc.	5,470	309,438
American Water Works Co., Inc.	2,050	106,415
Aqua America, Inc.	1,833	46,631
Atmos Energy Corp.	1,026	56,738
Calpine Corp. (b)	3,933	71,974
CenterPoint Energy, Inc.	3,933	76,064
CMS Energy Corp.	2,565	87,877
Consolidated Edison, Inc.	3,249	206,604
Dominion Resources, Inc.	6,498	465,907
DTE Energy Co.	1,710	137,587
Duke Energy Corp.	7,866	583,814
Edison International	3,591	215,496
Energen Corp.	684	37,757
Entergy Corp.	1,710	121,444
EQT Corp.	1,708	131,260
Eversource Energy	3,249	161,540
Exelon Corp.	8,730	280,146
FirstEnergy Corp.	3,762	127,757
ITC Holdings Corp.	1,710	57,764
Kinder Morgan, Inc.	13,509	467,952
MDU Resources Group, Inc.	2,050	39,995
National Fuel Gas Co.	853	46,122
NextEra Energy, Inc.	4,959	521,687
NiSource, Inc.	3,420	59,713
NRG Energy, Inc.	3,420	76,779
OGE Energy Corp.	2,052	61,068
ONEOK, Inc.	2,052	77,545
Pepco Holdings, Inc.	2,531	67,527
PG&E Corp.	4,788	251,418
Pinnacle West Capital Corp.	1,026	63,314
PPL Corp.	7,490	238,257
Public Service Enterprise Group, Inc.	5,643	235,144
SCANA Corp.	1,197	65,596
Sempra Energy	2,565	261,066
Southern Co.	10,087	451,191
Spectra Energy Corp.	7,522	227,616
Talen Energy Corp. (b)	1,024	16,108
TECO Energy, Inc.	2,394	52,955
UGI Corp.	1,710	62,483
WEC Energy Group, Inc.	2,739	134,211
Westar Energy, Inc.	1,368	51,505
Xcel Energy, Inc.	5,301	183,786
		7,163,730
Wholesale Trade - 2.2%
Acuity Brands, Inc.	342	68,807
Airgas, Inc.	682	69,578
AmerisourceBergen Corp.	2,394	253,165
Arrow Electronics, Inc. (b)	853	49,602
Avnet, Inc.	1,206	50,326
Cardinal Health, Inc.	3,591	305,163

Edgewell Personal Care Co.	682	65,274
Genuine Parts Co.	1,539	136,894
HD Supply Holdings, Inc. (b)	682	24,416
Henry Schein, Inc. (b)	853	126,227
LKQ Corp. (b)	2,907	91,454
O'Reilly Automotive, Inc. (b)	1,026	246,558
Patterson Cos., Inc.	855	42,887
Procter & Gamble Co.	30,119	2,310,127
Ralph Lauren Corp.	682	85,857
Reliance Steel & Aluminum Co.	853	51,692
Sigma-Aldrich Corp.	1,149	160,412
Sysco Corp.	6,667	242,079
WestRock Co. (b)	2,298	144,941
WW Grainger, Inc.	684	156,438
Xerox Corp.	11,457	126,256
		4,808,153
TOTAL COMMON STOCKS (Cost $204,236,160)		205,548,227

EXCHANGE TRADED FUNDS - 0.3%
iShares Russell 1000 ETF	5,000	588,650
TOTAL EXCHANGE TRADED FUNDS (Cost $591,544)		588,650

REAL ESTATE INVESTMENT TRUSTS - 3.2%
Alexandria Real Estate Equities, Inc.	853	79,082
American Campus Communities, Inc.	1,366	50,979
American Capital Agency Corp.	3,728	71,801
American Tower Corp.	4,617	439,123
Annaly Capital Management, Inc.	9,918	98,684
Apartment Investment & Management Co.	1,879	73,431
AvalonBay Communities, Inc.	1,539	265,231
Boston Properties, Inc.	1,719	211,918
Brixmor Property Group, Inc.	1,035	25,326
Camden Property Trust	1,026	81,700
Communications Sales & Leasing, Inc.	1,708	35,612
Corrections Corp. of America	864	30,387
Crown Castle International Corp.	3,418	279,968
DDR Corp.	3,762	61,321
Digital Realty Trust, Inc.	1,537	98,783
Duke Realty Corp.	4,102	82,737
Equinix, Inc.	513	143,081
Equity Residential	4,275	319,813
Essex Property Trust, Inc.	684	153,838
Extra Space Storage, Inc.	1,505	110,648
Federal Realty Investment Trust	853	116,682
General Growth Properties, Inc.	4,615	125,251
HCP, Inc.	5,470	211,361
Health Care REIT, Inc.	4,102	284,556
Host Hotels & Resorts, Inc.	8,892	172,327
Iron Mountain, Inc.	1,881	56,524
Kilroy Realty Corp.	1,026	72,692
Kimco Realty Corp.	4,788	118,311
Lamar Advertising Co.	684	41,074

Liberty Property Trust	1,710	58,191
Macerich Co.	1,879	148,742
Plum Creek Timber Co., Inc.	1,881	77,121
Prologis, Inc.	5,985	243,051
Public Storage	1,710	350,858
Realty Income Corp.	1,881	90,834
Regency Centers Corp.	1,026	65,633
Senior Housing Properties Trust	2,736	47,251
Simon Property Group, Inc.	3,760	703,947
SL Green Realty Corp.	1,195	137,592
Spirit Realty Capital, Inc.	4,241	43,046
Taubman Centers, Inc.	684	51,163
UDR, Inc.	3,076	104,000
Ventas, Inc.	3,931	263,731
VEREIT, Inc.	9,234	80,890
Vornado Realty Trust	2,223	216,854
Weingarten Realty Investors	1,368	48,126
Weyerhaeuser Co.	5,301	162,688
TOTAL REITS (Cost $6,614,894)		6,805,959

SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.112% (c)	433,090	433,090
TOTAL SHORT TERM INVESTMENTS (Cost $433,090)		433,090
Total Investments (Cost $211,981,350) - 100.0%		213,478,478
Other Assets in Excess of Liabilities - 0.0% (a)		81,907
TOTAL NET ASSETS - 100.0%		$213,560,385

PLC	Public Limited Company
(a)	Less than 0.05%.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day yield as of July 31, 2015.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:
Cost of investments	$211,981,350
Gross unrealized appreciation	5,829,306
Gross unrealized depreciation	(4,332,178)
Net unrealized appreciation	$1,497,128

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts that are traded on the national securities exchange, except those listed on the NASDAQ Global Market ("NASDAQ") are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP"). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid price will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the last quoted bid price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2015:

Pacer Trendpilot 100 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$40,874,649	$-	$-	$40,874,649
Short-Term Investments	271,851	-	-	271,851
Total Investments in Securities	$41,146,500	$-	$-	$41,146,500
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot 450 ETF
Description^	Level 1	Level 2	Level 3	Total
Closed-End Funds	$410,821	$-	$-	$410,821
Common Stocks	79,046,161	-	-	79,046,161
Exchange Traded Funds	410,208	-	-	410,208
Real Estate Investment Trusts	9,815,142	-	-	9,815,142
Short-Term Investments	55,495	-	-	55,495
Total Investments in Securities	89,737,827	-	-	89,737,827
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot 100 ETF
Description^	Level 1	Level 2	Level 3	Total
Closed-End Funds	$102,552	$-	$-	$102,552
Common Stocks	205,548,227	-	-	205,548,227
Exchange Traded Funds	588,650	-	-	588,650
Real Estate Investment Trusts	6,805,959	-	-	6,805,959
Short-Term Investments	433,090	-	-	433,090
Total Investments in Securities	$213,478,478	$-	$-	$213,478,478
^ See Schedule of Investments for sector breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Pacer Funds Trust

By (Signature and Title)                     /s/ Joe M. Thomson
Joe M. Thomson, President

Date                09/10/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ Joe M. Thomson
Joe M. Thomson, President

Date                09/10/2015

By (Signature and Title)*                  /s/ Sean E. O’Hara
   Sean E. O’Hara, Treasurer

Date                09/11/2015

* Print the name and title of each signing officer under his or her signature.